Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase to properties and equipment	$ 1,232	$ 584	$ 865
Changes in related accounts payable and accounts receivable	71	6	(259)
Payments to Acquire Productive Assets	$ 1,161	$ 578	$ 1,124